COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Detail) $ in Thousands	Sep. 30, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Less than 1 year	$ 81,521
1-2 years	46,954
2-3 years	22,599
3-4 years	5,296
More than 4 years	4,440
Operating Leases, Future Minimum Payments Due, Total	$ 160,810